NOTES PAYABLE (Details Narrative) - USD ($)																				3 Months Ended		12 Months Ended
	Mar. 09, 2026	Mar. 03, 2026	Jan. 16, 2026	Jan. 15, 2026	Dec. 22, 2025	Dec. 11, 2025	Dec. 01, 2025	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 12, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Short-Term Debt [Line Items]
Exercise Price		$ 8.00
Debt discount																				$ 36,801		$ 7,006	$ 19,490
Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																			$ 25,000
Maturity date		Apr. 30, 2027						Apr. 30, 2026											Oct. 28, 2025
Accrues interest		7.50%
Secured Promissory Note One [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note One [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																			$ 25,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026						Oct. 28, 2025
Accrues interest		7.50%																	10.00%
Secured Promissory Note One [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																		$ 25,000
Maturity date		Apr. 30, 2027						Apr. 30, 2026										Nov. 04, 2025
Accrues interest		7.50%
Secured Promissory Note Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Two [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																		$ 25,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026					Nov. 04, 2025
Accrues interest																		10.00%
Secured Promissory Note Two [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																	$ 25,000
Maturity date								Apr. 30, 2026									Nov. 20, 2025
Secured Promissory Note Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Three [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																	$ 25,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026				Nov. 20, 2025
Accrues interest		7.50%															10.00%
Secured Promissory Note Three [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																$ 25,000
Maturity date		Apr. 30, 2027						Apr. 30, 2026								Dec. 03, 2025
Accrues interest		7.50%
Secured Promissory Note Four [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value																$ 25,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026			Dec. 03, 2025
Accrues interest		7.50%														10.00%
Secured Promissory Note Four [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Debt instrument, face value															$ 25,000
Maturity date		Apr. 30, 2027						Apr. 30, 2026							Apr. 15, 2026
Accrues interest		7.50%
Secured Promissory Note Five [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value															$ 25,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026		Apr. 15, 2026
Accrues interest		7.50%													10.00%
Secured Promissory Note Five [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Debt instrument, face value														$ 40,000
Maturity date		Apr. 30, 2027						Apr. 30, 2026						Oct. 28, 2025
Accrues interest		7.50%
Secured Promissory Note Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Secured Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value														$ 40,000
Maturity date		Apr. 01, 2027											Apr. 30, 2026	Oct. 28, 2025
Accrues interest		7.50%												10.00%
Secured Promissory Note Six [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note One Member [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note One Member [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note One Member [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value												$ 15,000
Maturity date		Apr. 01, 2027										Apr. 30, 2026
Accrues interest		7.50%
Promissory Note One Member [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Two [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Two [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value										$ 5,000
Maturity date										Apr. 30, 2026
Promissory Note Two [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Debt instrument, face value											$ 25,000
Maturity date											Feb. 28, 2026
Accrues interest											7.50%
Debt instrument maturity date default											Mar. 01, 2026
Promissory Note Three [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Three [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 15,000
Maturity date									Apr. 30, 2026
Promissory Note Three [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Debt instrument, face value											$ 25,000
Maturity date											Feb. 28, 2026
Accrues interest											7.50%
Debt instrument maturity date default											Mar. 01, 2026
Promissory Note Four [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value								$ 2,000		$ 5,000
Maturity date		Apr. 01, 2027						Feb. 28, 2026		Apr. 30, 2026
Accrues interest		7.50%
Promissory Note Four [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Five [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Five [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 2,000		$ 15,000
Maturity date		Apr. 01, 2027					Apr. 30, 2026		Apr. 30, 2026
Accrues interest		7.50%
Promissory Note Five [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Six [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value						$ 5,000		$ 2,000
Maturity date		Apr. 01, 2027				Apr. 30, 2026		Feb. 28, 2026
Accrues interest		7.50%
Promissory Note Six [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Seven [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value							$ 2,000
Maturity date		Apr. 30, 2027					Apr. 30, 2026
Accrues interest		7.50%
Promissory Note Seven [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Eight [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face value						$ 5,000
Maturity date		Apr. 30, 2027				Apr. 30, 2026
Accrues interest		7.50%
Promissory Note Eight [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date		Apr. 30, 2027
Accrues interest		7.50%
Promissory Note Member [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 30,000
Maturity date			Dec. 22, 2028																			Mar. 16, 2026
Accrues interest																						12.00%
Warrant to purchase common stock shares			6,667
Exercise Price			$ 7.50
Fair value of warrants issued			$ 20,000
Debt discount			11,869																			$ 3,018
Promissory Note Member [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 30,000
Maturity date			Dec. 22, 2028																			Mar. 16, 2026
Accrues interest																						12.00%
Warrant to purchase common stock shares			6,667
Exercise Price			$ 7.50
Fair value of warrants issued			$ 20,000
Debt discount			11,869																			$ 3,018
Promissory Note Member [Member] | Girish Gaitonde [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 50,000
Maturity date					Dec. 22, 2028																	Feb. 28, 2026
Accrues interest																						7.50%
Debt instrument maturity date default																						Mar. 01, 2026
Warrant to purchase common stock shares					6,667
Exercise Price					$ 7.50
Fair value of warrants issued					$ 33,335
Debt discount					18,492																	$ 10,878
Promissory Note Member [Member] | Tomasa Zwicke [Member]
Short-Term Debt [Line Items]
Debt instrument, face value					$ 25,000
Maturity date					Dec. 22, 2028																	Feb. 28, 2026
Accrues interest																						7.50%
Debt instrument maturity date default																						Mar. 01, 2026
Warrant to purchase common stock shares					6,667
Exercise Price					$ 7.50
Fair value of warrants issued					$ 16,665
Debt discount					$ 9,245																	$ 5,438
Promissory Note Member [Member] | PV Partners LP [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 100,000
Maturity date				Feb. 13, 2026
Accrues interest				10.50%
Debt instrument maturity date default				Mar. 01, 2026
Shares issued				13,333
Promissory Note Member [Member] | Jeff Hembrock [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 50,000
Maturity date			Feb. 13, 2026
Accrues interest			7.50%
Debt instrument maturity date default			Feb. 14, 2026
Shares issued			6,666
Promissory Note Member [Member] | Michael Ward [Member]
Short-Term Debt [Line Items]
Debt instrument, face value			$ 25,000
Maturity date			Feb. 13, 2026																			Feb. 13, 2026
Accrues interest			10.50%
Debt instrument maturity date default	Mar. 09, 2027		Feb. 14, 2026
Shares issued			3,333